Annual Fund Operating Expenses	Aug. 31, 2024
Invesco Treasury Portfolio - Cash Management Class | Invesco Treasury Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2025
Invesco Treasury Portfolio - Cash Management Class | Invesco Treasury Portfolio | Cash Management Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.08%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.29%
Fee Waiver or Reimbursement	(0.03%)	[1]
Net Expenses (as a percentage of Assets)	0.26%
Invesco Government & Agency Portfolio - Cash Management Class | Invesco Government & Agency Portfolio | Cash Management Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.08%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.24%
Invesco Treasury Obligations Portfolio - Cash Management Class | Invesco Treasury Obligations Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2025
Invesco Treasury Obligations Portfolio - Cash Management Class | Invesco Treasury Obligations Portfolio | Cash Management Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%
Distribution and Service (12b-1) Fees	0.08%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.29%
Fee Waiver or Reimbursement	(0.03%)	[2]
Net Expenses (as a percentage of Assets)	0.26%
Invesco Treasury Portfolio - CAVU Securities Class | Invesco Treasury Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2025
Invesco Treasury Portfolio - CAVU Securities Class | Invesco Treasury Portfolio | CAVU Securities Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.21%
Fee Waiver or Reimbursement	(0.03%)	[3]
Net Expenses (as a percentage of Assets)	0.18%
Invesco Government & Agency Portfolio - CAVU Securities Class | Invesco Government & Agency Portfolio | CAVU Securities Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.16%
Invesco Treasury Portfolio - Corporate Class | Invesco Treasury Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2025
Invesco Treasury Portfolio - Corporate Class | Invesco Treasury Portfolio | Corporate Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.03%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.24%
Fee Waiver or Reimbursement	(0.03%)	[4]
Net Expenses (as a percentage of Assets)	0.21%
Invesco Government & Agency Portfolio - Corporate Class | Invesco Government & Agency Portfolio | Corporate Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.03%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.19%
Invesco Treasury Obligations Portfolio - Corporate Class | Invesco Treasury Obligations Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2025
Invesco Treasury Obligations Portfolio - Corporate Class | Invesco Treasury Obligations Portfolio | Corporate Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%
Distribution and Service (12b-1) Fees	0.03%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.24%
Fee Waiver or Reimbursement	(0.03%)	[5]
Net Expenses (as a percentage of Assets)	0.21%
Invesco Treasury Portfolio - Institutional Class | Invesco Treasury Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2025
Invesco Treasury Portfolio - Institutional Class | Invesco Treasury Portfolio | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.21%
Fee Waiver or Reimbursement	(0.03%)	[6]
Net Expenses (as a percentage of Assets)	0.18%
Invesco Government & Agency Portfolio - Institutional Class | Invesco Government & Agency Portfolio | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.16%
Invesco Treasury Obligations Portfolio - Institutional Class | Invesco Treasury Obligations Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2025
Invesco Treasury Obligations Portfolio - Institutional Class | Invesco Treasury Obligations Portfolio | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.21%
Fee Waiver or Reimbursement	(0.03%)	[7]
Net Expenses (as a percentage of Assets)	0.18%
Invesco Treasury Portfolio - Personal Investment Class | Invesco Treasury Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2025
Invesco Treasury Portfolio - Personal Investment Class | Invesco Treasury Portfolio | Personal Investment Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.55%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.03%)	[8]
Net Expenses (as a percentage of Assets)	0.73%
Invesco Government & Agency Portfolio - Personal Investment Class | Invesco Government & Agency Portfolio | Personal Investment Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.55%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.71%
Invesco Treasury Obligations Portfolio - Personal Investment Class | Invesco Treasury Obligations Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2025
Invesco Treasury Obligations Portfolio - Personal Investment Class | Invesco Treasury Obligations Portfolio | Personal Investment Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%
Distribution and Service (12b-1) Fees	0.55%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.03%)	[9]
Net Expenses (as a percentage of Assets)	0.73%
Invesco Government & Agency Portfolio - Premier Class | Invesco Government & Agency Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2025
Invesco Government & Agency Portfolio - Premier Class | Invesco Government & Agency Portfolio | Premier Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%	[10]
Expenses (as a percentage of Assets)	0.16%
Fee Waiver or Reimbursement	(0.04%)	[11]
Net Expenses (as a percentage of Assets)	0.12%
Invesco Treasury Portfolio - Private Investment Class | Invesco Treasury Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2025
Invesco Treasury Portfolio - Private Investment Class | Invesco Treasury Portfolio | Private Investment Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.51%
Fee Waiver or Reimbursement	(0.03%)	[12]
Net Expenses (as a percentage of Assets)	0.48%
Invesco Government & Agency Portfolio - Private Investment Class | Invesco Government & Agency Portfolio | Private Investment Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.46%
Invesco Treasury Obligations Portfolio - Private Investment Class | Invesco Treasury Obligations Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2025
Invesco Treasury Obligations Portfolio - Private Investment Class | Invesco Treasury Obligations Portfolio | Private Investment Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.46%
Fee Waiver or Reimbursement	(0.03%)	[13]
Net Expenses (as a percentage of Assets)	0.43%
Invesco Treasury Portfolio - Reserve Class | Invesco Treasury Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2025
Invesco Treasury Portfolio - Reserve Class | Invesco Treasury Portfolio | Reserve Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.87%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	1.08%
Fee Waiver or Reimbursement	(0.03%)	[14]
Net Expenses (as a percentage of Assets)	1.05%
Invesco Government & Agency Portfolio - Reserve Class | Invesco Government & Agency Portfolio | Reserve Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.87%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	1.03%
Invesco Treasury Obligations Portfolio - Reserve Class | Invesco Treasury Obligations Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2025
Invesco Treasury Obligations Portfolio - Reserve Class | Invesco Treasury Obligations Portfolio | Reserve Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%
Distribution and Service (12b-1) Fees	0.87%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	1.08%
Fee Waiver or Reimbursement	(0.03%)	[15]
Net Expenses (as a percentage of Assets)	1.05%
Invesco Treasury Portfolio - Resource Class | Invesco Treasury Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2025
Invesco Treasury Portfolio - Resource Class | Invesco Treasury Portfolio | Resource Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.16%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.37%
Fee Waiver or Reimbursement	(0.03%)	[16]
Net Expenses (as a percentage of Assets)	0.34%
Invesco Government & Agency Portfolio - Resource Class | Invesco Government & Agency Portfolio | Resource Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.16%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.32%
Invesco Treasury Obligations Portfolio - Resource Class | Invesco Treasury Obligations Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2025
Invesco Treasury Obligations Portfolio - Resource Class | Invesco Treasury Obligations Portfolio | Resource Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%
Distribution and Service (12b-1) Fees	0.16%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.37%
Fee Waiver or Reimbursement	(0.03%)	[17]
Net Expenses (as a percentage of Assets)	0.34%

[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Cash Management Class shares to 0.26%, of the Fund's average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Cash Management Class shares to 0.26%, of the Fund's average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of CAVU Secuties Class shares to 0.18%, of the Fund's average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.
[4]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Corporate Class shares to 0.21%, of the Fund's average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.
[5]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Corporate Class shares to 0.21% , of the Fund's average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.
[6]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.18%, of the Fund's average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.
[7]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.18%, of the Fund's average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.
[8]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Personal Investment Class shares to 0.73%, of the Fund's average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.
[9]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Personal Investment Class shares to 0.73%, of the Fund's average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.
[10]	“Other Expenses” have been restated to reflect current fees.
[11]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Premier Class shares to 0.12%, of the Fund's average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.
[12]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Private Investment Class shares to 0.48%, of the Fund's average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.
[13]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Private Investment Class shares to 0.43%, of the Fund's average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.
[14]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Reserve Class shares to 1.05%, of the Fund's average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.
[15]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Reserve Class shares to 1.05%, of the Fund's average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.
[16]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Resource Class shares to 0.34%, of the Fund's average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2025 During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.
[17]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Resource Class shares to 0.34%, of the Fund's average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2025 During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.